Transaction with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due to related parties	$ 7,231	$ 0
Advances for drilling units under construction and related costs	545,469	394,852
Drilling units, machinery and equipment, net	2,438,292	6,336,892
Accrued liabilities	86,750	118,231
Related Party
Due to related parties	7,231	0
Advances for drilling units under construction and related costs	1,569	394
Drilling units, machinery and equipment, net	488	2,961
Accrued liabilities	$ 3,100	$ 6,432